NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2022
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

Amount
Noncontrolling interest as of December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest – 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest as of December 31, 2020	$(173,820)
Deconsolidated noncontrolling interest in 2021	173,820
Net loss attributable to noncontrolling interest – 2021	(7,048)
Foreign currency translation adjustment attributable to noncontrolling interest	143
Noncontrolling interest as of December 31, 2021	$(6,905)
Reclassified to retained deficits – January 1, 2022	7,048
Reclassified to accumulated other comprehensive income – January 1, 2022	(143)
Noncontrolling interest as of December 31, 2022	$—